UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli            Stamford, CT           05/14/03
        -----------------            ------------           --------
          [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        52
                                               -------------

Form 13F Information Table Value Total:        $413,319
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                      Form 13F INFORMATION TABLE

              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ACCREDO HEALTH INC                COM            00437V104    6,085     250,000(SH)      (SOLE)                    250,000(SOLE)
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ADVANCED AUTO PARTS INC           COM            00751Y106   21,506     465,000(SH)      (SOLE)                    465,000(SOLE)
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AETNA INC                         COM            008117103   10,107     205,000(SH)      (SOLE)                    205,000(SOLE)
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ALKERMES INC                      COM            01642T108    9,070   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS HEALTHCARE SOLUTI      COM            01988P108    5,294   1,925,000(SH)      (SOLE)                  1,925,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         COM            031162100    8,633     150,000(SH)      (SOLE)                    150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                COM            032511107    8,645     190,000(SH)       (SOLE)                   190,000(SOLE)
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AOL TIME WARNER INC               COM            00184A105      550       5,000(SH)      (SOLE)                      5,000(SOLE)
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ASK JEEVES INC                    COM            045174109    4,602     650,000(SH)      (SOLE)                    650,000(SOLE)
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BORLAND SOFTWARE CORP             COM            099849101    2,530     275,000(SH)      (SOLE)                    275,000(SOLE)
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CACI INTERNATIONAL INC            CL A           127190304   16,680     500,000(SH)      (SOLE)                    500,000(SOLE)
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CALPINE CORP                      COM            131347106    6,930   2,100,000(SH)      (SOLE)                  2,100,000(SOLE)
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CAREMARK RX INC                   COM            141705103   56,719   3,125,000(SH)      (SOLE)                  3,125,000(SOLE)
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CHESAPEAKE ENERGY CORP            COM            165167107    6,288     800,000(SH)      (SOLE)                    800,000(SOLE)
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CLEAN HARBORS INC                 COM            184496107    4,204     350,000(SH)      (SOLE)                    350,000(SOLE)
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CONSTAR INTL INC NEW              COM            21036U107    2,283     360,000(SH)      (SOLE)                    360,000(SOLE)
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DEL MONTE FOODS CO                COM            24522P103    5,744     770,000(SH)      (SOLE)                    770,000(SOLE)
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DIGENE CORP                       COM            253752109      662      40,000(SH)      (SOLE)                     40,000(SOLE)
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ELECTRONIC DATA SYS NEW           COM            285661104      959      47,900(SH)      (SOLE)                     47,900(SOLE)
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EMULEX CORP                       COM NEW        292475209      479      25,000(SH)      (SOLE)                     25,000(SOLE)
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EXTREME NETWORKS INC              COM            30226D106    1,516     350,000(SH)      (SOLE)                    350,000(SOLE)
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FINISAR                           COM            31787A101    3,276   4,200,000(SH)      (SOLE)                  4,200,000(SOLE)
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HALLIBURTON CO                    COM            406216101   13,993     675,000(SH)      (SOLE)                    675,000(SOLE)
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HARMONY GOLD MNG LTD         SPONSORED ADR       413216300    6,421     525,000(SH)      (SOLE)                    525,000(SOLE)
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HOTELS COM                        COM            44147T103    7,786     135,000(SH)      (SOLE)                    135,000(SOLE)
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INFOSPACE INC                     COM NEW        45678T201    1,895     175,000(SH)      (SOLE)                    175,000(SOLE)
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INTERSIL CORP                     CL A           460695109    4,668     300,000(SH)      (SOLE)                    300,000(SOLE)
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LOOKSMART LTD                     COM            543442107    3,450   1,250,000(SH)      (SOLE)                  1,250,000(SOLE)
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MEMBERWORKS INC                   COM            586002107    4,142     200,000(SH)      (SOLE)                    200,000(SOLE)
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MICROSOFT CORP                    COM            594918104    9,684     400,000(SH)      (SOLE)                    400,000(SOLE)
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TMP WORLDWIDE INC                 COM            872941109    4,524     450,000(SH)      (SOLE)                    450,000(SOLE)
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MULTIMEDIA GAMES INC              COM            625453105   15,288     795,000(SH)      (SOLE)                    795,000(SOLE)
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NPS PHARMACEUTICALS INC           COM            62936P103    1,546     100,000(SH)      (SOLE)                    100,000(SOLE)
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OCEAN ENERGY INC DEL              COM            67481E106   11,900     595,000(SH)      (SOLE)                    595,000(SOLE)
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OM GROUP INC                      COM            670872100   28,875   3,300,000(SH)      (SOLE)                  3,300,000(SOLE)
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OVERTURE SVCS INC                 COM            69039R100      759      50,000(SH)      (SOLE)                     50,000(SOLE)
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PEC SOLUTIONS INC                 COM            705107100   14,961   1,270,000(SH)      (SOLE)                  1,270,000(SOLE)
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PETSMART INC                      COM            716768106    2,520     200,000(SH)      (SOLE)                    200,000(SOLE)
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PHARMACIA CORP                    COM            717134102   19,485     450,000(SH)      (SOLE)                    450,000(SOLE)
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PIONEER NAT RES                   COM            723787107    6,652     265,000(SH)      (SOLE)                    265,000(SOLE)
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PUBLIC SVC ENTERPRISE GROUP       COM            744573106   10,273     280,000(SH)      (SOLE)                    280,000(SOLE)
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RETEK INC                         COM            76128Q109    5,770   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
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ROWAN COS INC                     COM            779382100    4,915     250,000(SH)      (SOLE)                    250,000(SOLE)
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SEALED AIR CORP NEW               COM            81211K100    8,026     200,000(SH)      (SOLE)                    200,000(SOLE)
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SI INTL INC                       COM            78427V102      676      85,000(SH)      (SOLE)                     85,000(SOLE)
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SYMBOL TECHNOLOGIES INC           COM            871508107    5,252     610,000(SH)      (SOLE)                    610,000(SOLE)
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TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR     874039100    4,788     700,000(SH)      (SOLE)                    700,000(SOLE)
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TXU CORP                          COM            873168108    9,741     350,000(SH)      (SOLE)                    350,000(SOLE)
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USA INTERACTIVE                   COM            902984103    8,037     300,000(SH)      (SOLE)                    300,000(SOLE)
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WATCHGUARD TECHNOLOGIES INC       COM            941105108    3,150     525,000(SH)      (SOLE)                    525,000(SOLE)
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XOMA LTD                          ORD            G9825R107    4,752   1,200,000(SH)      (SOLE)                  1,200,000(SOLE)
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YELLOW CORP                       COM            985509108    6,628     275,000(SH)      (SOLE)                    275,000(SOLE)
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